MUTUAL OF AMERICA


                             SEPARATE ACCOUNT NO. 2
                                 ANNUAL REPORT


                               December 31, 2004


   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                                  Annual Report
                                December 31, 2004

Dear Participant:

      We are pleased to send you the 2004 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market.
("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2004, the following total returns were experienced in these twenty Separate Account Funds:

      Investment Company Money Market Fund(1) ................... + 0.40%
      Investment Company All America Fund ....................... + 7.27%
      Investment Company Equity Index Fund ...................... + 9.69%
      Investment Company Mid-Cap Equity Index Fund .............. +15.23%
      Investment Company Bond Fund .............................. + 3.68%
      Investment Company Short-Term Bond Fund ................... + 0.66%
      Investment Company Mid-Term Bond Fund ..................... + 1.36%
      Investment Company Composite Fund ......................... + 5.40%
      Investment Company Aggressive Equity Fund ................. + 4.47%
      Investment Company Conservative Allocation Fund ........... + 3.75%
      Investment Company Moderate Allocation Fund ............... + 7.30%
      Investment Company Aggressive Allocation Fund ............. + 8.89%
      Scudder Bond Fund ......................................... + 4.43%
      Scudder Capital Growth Fund ............................... + 7.02%
      Scudder International Fund ................................ +15.48%
      American Century VP Capital Appreciation Fund ............. + 6.88%
      Calvert Social Balanced Fund .............................. + 7.28%
      Fidelity VIP Equity-Income Fund ........................... +10.64%
      Fidelity VIP II Contrafund ................................ +14.55%
      Fidelity VIP II Asset Manager Fund ........................ + 4.63%

      ----------
      (1) The seven-day net annualized effective yield as of 2/15/05 was 1.39% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. For receipt of this document online, instead of through the mail, visit www.mutualofamerica.com and sign-up for eDocuments in the "My Account" section. After providing consent to receive electronic documents, notification emails will communicate the online availability of prospectuses, annual and semi-annual reports of the separate accounts and underlying funds, as well as future documents offered electronically.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785 or by visiting www.mutualofamerica.com.

      I hope you will find this report helpful and informative.

                                Sincerely,

                                /s/ Manfred Altstadt
                                ----------------------------------------
                                Manfred Altstadt
                                Senior Executive Vice President
                                and Chief Financial Officer,
                                Mutual of America Life Insurance Company

                                    CONTENTS

                                                                           Page
                                                                           ----
Annual Report of Mutual of America Separate Account No. 2 .................  1

   Statements of Assets and Liabilities ...................................  5

   Statements of Operations ...............................................  8

   Statements of Changes in Net Assets .................................... 10

   Financial Highlights ................................................... 14

   Notes to Financial Statements .......................................... 23

   Report of Independent Registered Public Accounting Firm ................ 25

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004

                                                                                   Investment Company
                                                           ----------------------------------------------------------------
                                                                                                                 Mid-Cap
                                                            Money Market     All America      Equity Index    Equity Index
                                                                Fund            Fund              Fund            Fund
                                                            -------------   -------------    --------------    ------------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $54,673,366
   All America Fund -- $358,489,491
   Equity Index Fund -- $322,054,495
   Mid-Cap Equity Index Fund -- $155,639,261)
   (Notes 1 and 2) .....................................     $53,917,022     $335,914,910      $355,211,066    $184,624,945
Due From (To) Mutual of America General Account ........          63,352           83,137           743,387         422,056
                                                             -----------     ------------      ------------    ------------
NET ASSETS .............................................     $53,980,374     $335,998,047      $355,954,453    $185,047,001
                                                             ===========     ============      ============    ============
UNIT VALUE AT DECEMBER 31, 2004 ........................     $      2.31     $       8.42      $       2.88    $       1.63
                                                             ===========     ============      ============    ============
NUMBER OF UNITS OUTSTANDING
   AT DECEMBER 31, 2004 ................................      23,379,524       39,897,885       123,671,990     113,660,626
                                                             ===========     ============      ============    ============


                                                                                  Investment Company
                                                           ----------------------------------------------------------------
                                                                Bond         Short-Term         Mid-Term        Composite
                                                                Fund          Bond Fund         Bond Fund         Fund
                                                            ------------     -----------     --------------- --------------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Bond Fund -- $99,815,675
   Short-Term  Bond Fund -- $20,261,950
   Mid-Term Bond Fund -- $44,385,015
   Composite Fund -- $255,437,317)
   (Notes 1 and 2) .....................................     $95,696,497      $19,745,184       $43,716,179    $227,497,114
Due From (To) Mutual of America General Account ........          46,392            1,352            12,599         315,563
                                                             -----------      -----------       -----------    ------------
NET ASSETS .............................................     $95,742,889      $19,746,536       $43,728,778    $227,812,677
                                                             ===========      ===========       ===========    ============
UNIT VALUE AT DECEMBER 31, 2004 ........................     $      4.14      $      1.54       $      1.69    $       5.51
                                                             ===========      ===========       ===========    ============
NUMBER OF UNITS OUTSTANDING
   AT DECEMBER 31, 2004 ................................      23,114,421       12,834,035        25,887,148      41,311,627
                                                             ===========      ===========       ===========    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004

                                                                                  Investment Company
                                                            ---------------------------------------------------------------
                                                             Aggressive       Conservative      Moderate        Aggressive
                                                               Equity          Allocation      Allocation       Allocation
                                                                Fund              Fund            Fund             Fund
                                                            -------------     ------------    ------------      -----------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Aggressive Equity Fund -- $226,923,050
   Conservative Allocation Fund -- $6,313,085
   Moderate Allocation Fund -- $27,996,052
   Aggressive Allocation Fund -- $19,486,857)
   (Notes 1 and 2) .....................................    $242,721,650       $6,302,390       $28,034,758     $20,031,106
Due From (To) Mutual of America General Account ........          24,888            8,371           (30,090)         68,830
                                                            ------------       ----------       -----------     -----------
NET ASSETS .............................................    $242,746,538       $6,310,761       $28,004,668     $20,099,936
                                                            ============       ==========       ===========     ===========
UNIT VALUE AT DECEMBER 31, 2004 ........................    $       2.81       $     1.09       $      1.19     $      1.29
                                                            ============       ==========       ===========     ===========
NUMBER OF UNITS OUTSTANDING
   AT DECEMBER 31, 2004 ................................      86,321,819        5,807,917        23,490,459      15,563,791
                                                            ============       ==========       ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004

                                                                                                                 American
                                                                                    Scudder                       Century
                                                                  -------------------------------------------  ------------
                                                                                  Capital                       VP Capital
                                                                     Bond         Growth       International   Appreciation
                                                                     Fund          Fund            Fund            Fund
                                                                  ----------   -------------   -------------   ------------
ASSETS:
Investments in Scudder  Portfolios and American
   Century VP Capital  Appreciation
   Fund at market value (Cost:
   Scudder Bond Fund -- $43,050,735
   Scudder Capital Growth Fund -- $323,858,431
   Scudder International Fund -- $93,468,095
   American Century VP Capital
     Appreciation Fund -- $76,594,240)
   (Notes 1 and 2) .....................................          $44,635,216   $304,205,426    $115,755,521    $65,019,086
Due From (To) Mutual of America General Account ........               (9,051)        17,031           7,777         13,557
                                                                  -----------   ------------    ------------    -----------
NET ASSETS .............................................          $44,626,165   $304,222,457    $115,763,298    $65,032,643
                                                                  ===========   ============    ============    ===========
UNIT VALUE AT DECEMBER 31, 2004 ........................          $     16.94   $      32.43    $      16.23    $     13.46
                                                                  ===========   ============    ============    ===========
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 2004 .......            2,634,466      9,380,588       7,134,749      4,831,214
                                                                  ===========   ============    ============    ===========


                                                                    Calvert                      Fidelity
                                                                  ----------  ----------------------------------------------
                                                                    Social          VIP           VIP II          VIP II
                                                                   Balanced    Equity-Income      Contra       Asset Manager
                                                                     Fund          Fund            Fund            Fund
                                                                  ----------  --------------   ------------    -------------
ASSETS:
Investments in Calvert Social Balanced
Portfolio and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $69,645,586
   VIP Equity-Income Fund -- $179,498,530
   VIP II Contra Fund -- $307,926,374
   VIP II Asset Manager Fund -- $76,359,991)
   (Notes 1 and 2) .....................................          $70,696,132   $213,708,732    $372,771,142    $75,302,822
Due From (To) Mutual of America General Account ........               (6,630)       (14,075)        (18,595)         3,489
                                                                  -----------   ------------    ------------    -----------
NET ASSETS .............................................          $70,689,502   $213,694,657    $372,752,547    $75,306,311
                                                                  ===========   ============    ============    ===========
UNIT VALUE AT DECEMBER 31, 2004 ........................          $      3.29   $      38.46    $     33.97     $     26.51
                                                                  ===========   ============    ============    ===========
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 2004 .......           21,475,785      5,556,658      10,971,470      2,840,355
                                                                  ===========   ============    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2004

                                                                         Investment Company
                                      ------------------------------------------------------------------------------------------
                                                                                       Mid-Cap
                                      Money Market    All America     Equity Index   Equity Index       Bond         Short-Term
                                          Fund            Fund           Fund            Fund           Fund         Bond Fund
                                      ------------    ------------    ------------   ------------   ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1)
   Dividend Income ................   $ 570,346       $36,074,759     $ 7,326,206    $ 5,488,872      $4,109,405      $480,643
                                      ---------       -----------     -----------    -----------      ----------      --------
Expenses (Note 3):
   Fees and administrative
    expenses ......................     525,741         3,128,275       3,136,313      1,410,825         948,774       217,153
                                      ---------       -----------     -----------    -----------      ----------      --------
NET INVESTMENT INCOME (LOSS) ......      44,605        32,946,484       4,189,893      4,078,047       3,160,631       263,490
                                      ---------       -----------     -----------    -----------      ----------      --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss)
   on investments .................    (125,320)       (6,250,630)     10,697,765      6,637,671        (435,928)      (39,978)
   Net unrealized appreciation
    (depreciation) of investments .     160,361        (4,215,417)     16,238,610     11,106,631         371,390      (138,215)
                                      ---------       -----------     -----------    -----------      ----------      --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .....      35,041       (10,466,047)     26,936,375     17,744,302         (64,538)     (178,193)
                                      ---------       -----------     -----------    -----------      ----------      --------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS ................   $  79,646       $22,480,437     $31,126,268    $21,822,349      $3,096,093      $ 85,297
                                      =========       ===========     ===========    ===========      ==========      ========


                                                                            Investment Company
                                        ----------------------------------------------------------------------------------------
                                                                        Aggressive    Conservative     Moderate       Aggressive
                                         Mid-Term       Composite        Equity        Allocation     Allocation      Allocation
                                         Bond Fund        Fund            Fund            Fund           Fund            Fund
                                        ----------     -----------      ----------       --------     ----------      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ................     $1,548,393     $ 5,503,374      $9,207,082       $240,476     $1,510,808      $1,102,820
                                        ----------     -----------      ----------       --------     ----------      ----------
Expenses (Note 3):
   Fees and administrative
    expenses ......................        480,948       2,174,402       2,159,276         39,914        182,760         129,829
                                        ----------     -----------      ----------       --------     ----------      ----------
NET INVESTMENT INCOME
  (LOSS) ..........................      1,067,445       3,328,972       7,047,806        200,562      1,328,048         972,991
                                        ----------     -----------      ----------       --------     ----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss)
      on investments ..............        122,269      (3,596,043)        549,012           (375)       413,990         243,527
   Net unrealized appreciation
    (depreciation) of investments .       (648,116)     11,757,002         967,629          5,991       (191,284)        187,632
                                        ----------     -----------      ----------       --------     ----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .....       (525,847)      8,160,959       1,516,641          5,616        222,706         431,159
                                        ----------     -----------      ----------       --------     ----------      ----------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS ................     $  541,598     $11,489,931      $8,564,447       $206,178     $1,550,754      $1,404,150
                                        ==========     ===========      ==========       ========     ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2004

                                                                               Scudder                           American Century
                                                            ------------------------------------------------     ----------------
                                                                               Capital                              VP Capital
                                                               Bond             Growth         International       Appreciation
                                                               Fund              Fund               Fund               Fund
                                                            ----------       ------------      -------------       ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................   $1,534,301       $  1,654,185        $ 1,330,489       $         --
                                                            ----------       ------------        -----------       ------------
Expenses (Note 3):
   Fees and administrative expenses .....................      423,285          2,789,393            936,687            427,941
                                                            ----------       ------------        -----------       ------------
NET INVESTMENT INCOME (LOSS) ............................    1,111,016         (1,135,208)           393,802           (427,941)
                                                            ----------       ------------        -----------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............      198,228         (4,227,423)           961,447         (5,613,831)
   Net unrealized appreciation
      (depreciation) of investments .....................      406,323         25,614,900         13,947,101         10,113,367
                                                            ----------       ------------        -----------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........................      604,551         21,387,477         14,908,548          4,499,536
                                                            ----------       ------------        -----------       ------------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $1,715,567       $ 20,252,269        $15,302,350       $  4,071,595
                                                            ==========       ============        ===========       ============


                                                              Calvert                            Fidelity
                                                            ----------       --------------------------------------------------
                                                              Social              VIP               VIP II           VIP II
                                                             Balanced        Equity-Income          Contra        Asset Manager
                                                               Fund              Fund                Fund             Fund
                                                            ----------       -------------       -----------      -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................   $1,154,570       $  3,551,730        $   984,825       $  1,869,995
                                                            ----------       ------------        -----------       ------------
Expenses (Note 3):
   Fees and administrative expenses .....................      667,258          1,714,848          2,589,825            665,433
                                                            ----------       ------------        -----------       ------------
NET INVESTMENT INCOME (LOSS) ............................      487,312          1,836,882         (1,605,000)         1,204,562
                                                            ----------       ------------        -----------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............      (63,435)         1,167,941          8,116,578           (242,873)
   Net unrealized appreciation
      (depreciation) of investments .....................    4,189,843         17,030,846         37,688,444          2,247,729
                                                            ----------       ------------        -----------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........................    4,126,408         18,198,787         45,805,022          2,004,856
                                                            ----------       ------------        -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $4,613,720       $ 20,035,669        $44,200,022       $  3,209,418
                                                            ==========       ============        ===========       ============


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                           Investment Company
                                      --------------------------------------------------------------------------------------------
                                            Money Market Fund              All America Fund                Equity Index Fund
                                      ---------------------------    -----------------------------    ----------------------------
                                           2004          2003             2004           2003            2004            2003
                                      ------------   ------------    -------------   -------------    ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment
      income (loss) ...............   $     44,605    $   (36,291)   $ 32,946,484    $   (352,662)   $  4,189,893   $  1,554,974
   Net realized gain
      (loss) on investments .......       (125,320)      (206,159)     (6,250,630)    (18,956,991)     10,697,765    (12,258,787)
   Net unrealized appreciation
      (depreciation)
      of investments ..............        160,361        155,771      (4,215,417)     97,852,527      16,238,610     75,766,237
                                      ------------    -----------    ------------    ------------    ------------   ------------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations ................         79,646        (86,679)     22,480,437      78,542,874      31,126,268     65,062,424
                                      ------------    -----------    ------------    ------------    ------------   ------------
From Unit Transactions:
   Contributions ..................      9,958,839     11,726,992      28,675,811      27,440,461      44,845,000     39,428,338
   Withdrawals ....................     (8,532,406)    (8,756,295)    (33,832,883)    (23,652,103)    (33,257,975)   (21,403,940)
   Net transfers ..................     (3,150,626)    (8,821,621)     15,043,848)      3,811,354      (7,734,172)    10,594,437
                                      ------------    -----------    ------------    ------------    ------------   ------------
Net Increase (Decrease)
from Unit Transactions ............     (1,724,193)    (5,850,924)    (20,200,920)      7,599,712       3,852,853     28,618,835
                                      ------------    -----------    ------------    ------------    ------------   ------------
NET INCREASE (DECREASE)
   IN NET ASSETS ..................     (1,644,547)    (5,937,603)      2,279,517      86,142,586      34,979,121     93,681,259
NET ASSETS:
Beginning of Year .................     55,624,921     61,562,524     333,718,530     247,575,944     320,975,332    227,294,073
                                      ------------    -----------    ------------    ------------    ------------   ------------
End of Year .......................   $ 53,980,374    $55,624,921    $335,998,047    $333,718,530    $355,954,453   $320,975,332
                                      ============    ===========    ============    ============    ============   ============


                                                                          Investment Company
                                      ----------------------------------------------------------------------------------------
                                                    Mid-Cap                                               Short-Term
                                                Equity Index Fund              Bond Fund                   Bond Fund
                                      ----------------------------    --------------------------    --------------------------
                                          2004            2003           2004            2003          2004           2003
                                      ------------    ------------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...   $  4,078,047    $     65,323    $ 3,160,631    $ 3,688,152    $   263,490    $   423,428
   Net realized gain (loss)
    on investments ................      6,637,671        (172,598)      (435,928)      (563,670)       (39,978)        34,676
   Net unrealized appreciation
    (depreciation) of investment ..     11,106,631      26,561,374        371,390      1,742,530       (138,215)      (353,889)
                                      ------------    ------------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in
  Net Assets
   Resulting from Operations ......     21,822,349      26,454,099      3,096,093      4,867,012         85,297        104,215
                                      ------------    ------------    -----------    -----------    -----------    -----------
From Unit Transactions:
   Contributions ..................     27,886,609      17,409,724     15,571,516     17,029,255      4,207,848      5,104,061
   Withdrawals ....................    (16,795,377)     (6,600,482)   (10,086,188)    (9,203,298)    (2,475,402)    (2,642,177)
   Net transfers ..................     23,296,366      23,812,655     (2,660,596)    (7,875,983)    (1,173,146)    (2,443,150)
                                      ------------    ------------    -----------    -----------    -----------    -----------
Net Increase (Decrease)
   from Unit Transactions .........     34,387,598      34,621,897      2,824,732        (50,026)       559,300         18,734
                                      ------------    ------------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE)
   IN NET ASSETS ..................     56,209,947      61,075,996      5,920,825      4,816,986        644,597        122,949
NET ASSETS:
Beginning of Year .................    128,837,054      67,761,058     89,822,064     85,005,078     19,101,939     18,978,990
                                      ------------    ------------    -----------    -----------    -----------    -----------
End of Year .......................   $185,047,001    $128,837,054    $95,742,889    $89,822,064    $19,746,536    $19,101,939
                                      ============    ============    ===========    ===========    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                           Investment Company
                                    ----------------------------------------------------------------------------------------------
                                               Mid-Term                                                       Aggressive
                                               Bond Fund                     Composite Fund                   Equity Fund
                                    -----------------------------     ----------------------------    ----------------------------
                                         2004             2003             2004           2003            2004            2003
                                    ------------     ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE)
  IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  1,067,445     $  1,639,185     $  3,328,972    $  3,411,896    $  7,047,806    $ (1,707,624)
   Net realized gain (loss)
    on investments .............         122,269        1,079,404       (3,596,043)     (4,237,393)        549,012      (4,861,137)
   Net unrealized appreciation
    (depreciation) of
    investments ................        (648,116)      (1,662,091)      11,757,002      34,618,060         967,629      67,529,033
                                    ------------     ------------     ------------    ------------    ------------    ------------
Net Increase (Decrease)
  in Net Assets
   Resulting from Operations ...         541,598        1,056,498       11,489,931      33,792,563       8,564,447      60,960,272
                                    ------------     ------------     ------------    ------------    ------------    ------------
From Unit Transactions:
   Contributions ...............       9,390,550       15,368,412       17,054,557      16,786,693      33,070,722      28,951,020
   Withdrawals .................      (5,485,598)      (6,606,074)     (22,425,857)    (18,732,871)    (23,692,196)    (14,634,583)
   Net transfers ...............     (10,885,788)     (24,631,384)      (8,442,733)     (4,370,683)    (17,729,251)     11,974,074
                                    ------------     ------------     ------------    ------------    ------------    ------------
Net Increase (Decrease)
   from Unit Transactions ......      (6,980,836)     (15,869,046)     (13,814,033)     (6,316,861)     (8,350,725)     26,290,511
NET INCREASE (DECREASE)
 IN NET ASSETS .................      (6,439,238)     (14,812,548)      (2,324,102)     27,475,702         213,722      87,250,783
NET ASSETS:
Beginning of Year ..............      50,168,016       64,980,564      230,136,779     202,661,077     242,532,816     155,282,033
                                    ------------     ------------     ------------    ------------    ------------    ------------
End of Year ....................    $ 43,728,778     $ 50,168,016     $227,812,677    $230,136,779    $242,746,538    $242,532,816
                                    ============     ============     ============    ============    ============    ============


                                                                        Investment Company
                                          -----------------------------------------------------------------------------------
                                                Conservative                   Moderate                   Aggressive
                                               Allocation Fund              Allocation Fund             Allocation Fund
                                          ------------------------    --------------------------    -------------------------
                                             2004         2003 (a)       2004          2003 (a)         2004         2003 (a)
                                          ----------    ----------    -----------    -----------    -----------    ----------
INCREASE (DECREASE)
  IN NET ASSETS:
From Operations:
   Net investment income (loss) .......   $  200,562    $   70,121    $ 1,328,048    $   296,445    $   972,991    $  145,522
   Net realized gain (loss)
    on investments ....................         (375)        3,447        413,990         17,345        243,527        43,505
   Net unrealized appreciation
    (depreciation) of investments .....        5,991       (16,686)      (191,284)       229,990        187,632       356,617
                                          ----------    ----------    -----------    -----------    -----------    ----------
Net Increase (Decrease)
   in Net Assets
   Resulting from Operations ..........      206,178        56,882      1,550,754        543,780      1,404,150       545,644
                                          ----------    ----------    -----------    -----------    -----------    ----------
From Unit Transactions:
   Contributions ......................    1,830,908       573,579      9,371,345      3,050,872      7,773,575     2,048,436
   Withdrawals ........................     (213,403)      (62,176)    (1,402,905)      (406,594)    (1,815,504)     (260,464)
   Net transfers ......................    2,383,185     1,535,608      7,542,679      7,754,737      5,015,652     5,388,447
                                          ----------    ----------    -----------    -----------    -----------    ----------
Net Increase (Decrease)
   from Unit Transactions .............    4,000,690     2,047,011     15,511,119     10,399,015     10,973,723     7,176,419
                                          ----------    ----------    -----------    -----------    -----------    ----------
NET INCREASE (DECREASE)
  IN NET ASSETS .......................    4,206,868     2,103,893     17,061,873     10,942,795     12,377,873     7,722,063
NET ASSETS:
Beginning of Year .....................    2,103,893            --     10,942,795             --      7,722,063            --
                                          ----------    ----------    -----------    -----------    -----------    ----------
End of Year ...........................   $6,310,761    $2,103,893    $28,004,668    $10,942,795    $20,099,936    $7,722,063
                                          ==========    ==========    ===========    ===========    ===========    ==========

----------
(a)   Commenced operations May 20, 2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                 Scudder
                                           --------------------------------------------------------------------------------------
                                                   Bond Fund                Capital Growth Fund         International Fund
                                           -------------------------    --------------------------     --------------------------
                                              2004         2003            2004          2003            2004          2003
                                           -----------   -----------     -----------   -----------     -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........   $ 1,111,016   $ 1,320,231   $ (1,135,208) $ (1,358,610)   $    393,802  $  (130,392)
   Net realized gain (loss)
      on investments ...................       198,228       122,667     (4,227,423)  (10,899,138)        961,447   (3,180,242)
   Net unrealized appreciation
      (depreciation)
       of investments ..................       406,323       184,897     25,614,900    73,927,023      13,947,101   23,938,669
                                           -----------   -----------   ------------  ------------    ------------  -----------
Net Increase (Decrease)
  in Net Assets
   Resulting from Operations ...........     1,715,567     1,627,795     20,252,269    61,669,275      15,302,350   20,628,035
                                           -----------   -----------   ------------  ------------    ------------  -----------
From Unit Transactions:
   Contributions .......................     6,587,937     8,094,416     29,218,286    30,417,724      12,733,802   10,884,858
   Withdrawals .........................    (4,623,538)   (4,304,222)   (33,371,968)  (23,130,779)    (10,544,491)  (8,062,048)
   Net Transfers .......................      (245,596)   (5,666,634)   (18,965,237)   (1,764,117)       (267,721)  (3,580,261)
                                           -----------   -----------   ------------  ------------    ------------  -----------
Net Increase (Decrease)
   from Unit Transactions ..............     1,718,803    (1,876,440)   (23,118,919)    5,522,828       1,921,590     (757,451)
                                           -----------   -----------   ------------  ------------    ------------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS ........................     3,434,370      (248,645)    (2,866,650)   67,192,103      17,223,940   19,870,584
NET ASSETS:
Beginning of Year ......................    41,191,795    41,440,440    307,089,107   239,897,004      98,539,358   78,668,774
                                           -----------   -----------   ------------  ------------    ------------  -----------
End of Year ............................   $44,626,165   $41,191,795   $304,222,457  $307,089,107    $115,763,298  $98,539,358
                                           ===========   ===========   ============  ============    ============  ===========


                                                                 American Century                         Calvert
                                                          -------------------------------       ---------------------------
                                                            VP Capital Appreciation Fund           Social Balanced Fund
                                                          -------------------------------       ---------------------------
                                                               2004              2003              2004            2003
                                                          --------------     ------------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........................     $  (427,941)     $  (405,229)      $   487,312     $   528,762
   Net realized gain (loss) on investments .............      (5,613,831)      (6,453,336)          (63,435)       (310,698)
   Net unrealized appreciation (depreciation)
     of investments ....................................      10,113,367       17,947,502         4,189,843       8,715,804
                                                             -----------      -----------       -----------     -----------
Net Increase (Decrease) in Net Assets Resulting
   from Operations .....................................       4,071,595       11,088,937         4,613,720       8,933,868
                                                             -----------      -----------       -----------     -----------
From Unit Transactions:
   Contributions .......................................       7,226,757        7,923,516        10,671,690       8,838,652
   Withdrawals .........................................      (7,026,119)      (4,979,253)       (5,667,612)     (4,064,036)
   Net Transfers .......................................      (7,489,671)      (2,766,981)           83,988         723,979
                                                             -----------      -----------       -----------     -----------
Net Increase (Decrease) from Unit Transactions .........      (7,289,033)         177,282         5,088,066       5,498,595
                                                             -----------      -----------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS ..................      (3,217,438)      11,266,219         9,701,786      14,432,463
NET ASSETS:
Beginning of Year ......................................      68,250,081       56,983,862        60,987,716      46,555,253
                                                             -----------      -----------       -----------     -----------
End of Year ............................................     $65,032,643      $68,250,081       $70,689,502     $60,987,716
                                                             ===========      ===========       ===========     ===========


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                Fidelity
                                           --------------------------------------------------------------------------------------
                                             VIP Equity-Income Fund         VIP II Contra Fund          VIP II Asset Manager Fund
                                           ----------------------------  ---------------------------    -------------------------
                                                2004           2003          2004           2003           2004          2003
                                           ------------    ------------  ------------   ------------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........   $ 1,836,882     $ 1,078,342  $ (1,605,000)    $ (925,557)   $ 1,204,562   $ 1,354,019
   Net realized gain (loss)
      on investments ....................     1,167,941      (1,411,145)    8,116,578      1,493,659       (242,873)     (458,929)
   Net unrealized appreciation ..........
      (depreciation) of investments .....    17,030,846      38,367,937    37,688,444     57,852,129      2,247,729     8,345,289
                                           ------------    ------------  ------------   ------------    -----------   -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ............    20,035,669      38,035,134    44,200,022     58,420,231      3,209,418     9,240,379
                                           ------------    ------------  ------------   ------------    -----------   -----------
From Unit Transactions:
   Contributions ........................    28,963,772      23,173,914    44,186,643     33,354,314     13,542,567    11,950,968
   Withdrawals ..........................   (19,471,058)    (12,135,445)  (32,733,718)   (19,410,144)    (7,931,115)   (5,475,735)
   Net Transfers ........................     6,423,184       9,373,538    35,471,496      3,438,816     (2,926,490)    4,158,874
                                           ------------    ------------  ------------   ------------    -----------   -----------
Net Increase (Decrease) from Unit
   Transactions .........................    15,915,898      20,412,007    46,924,421     17,382,986      2,684,962    10,634,107
                                           ------------    ------------  ------------   ------------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS ...    35,951,567      58,447,141    91,124,443     75,803,217      5,894,380    19,874,486
NET ASSETS:
Beginning of Year .......................   177,743,090     119,295,949   281,628,104    205,824,887     69,411,931    49,537,445
                                           ------------    ------------  ------------   ------------    -----------   -----------
End of Year .............................  $213,694,657    $177,743,090  $372,752,547   $281,628,104    $75,306,311   $69,411,931
                                           ============    ============  ============   ============    ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS
      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2004, 2003, 2002 and 2001.

                                                 Investment Company Money Market Fund
                                                       Years Ended December 31,
SELECTED PER UNIT AND                 ----------------------------------------------------------
SUPPLEMENTARY DATA:                     2004          2003        2002         2001        2000
-------------------                   -------      --------     --------     --------     ------
Unit value, beginning of year.....    $  2.30      $   2.30     $   2.28     $   2.22     $ 2.11
                                      =======      ========     ========     ========     ======
Unit value, end of year ..........    $  2.31      $   2.30     $   2.30     $   2.28     $ 2.22
                                      =======      ========     ========     ========     ======
Units outstanding (000's),
  beginning of year (1) ..........     24,188        26,791       27,210       25,658
Units Issued (000's) (1) .........                   10,032       13,445       45,360     71,518
Units Redeemed (000's) (1) .......    (10,840)      (16,048)     (45,779)     (69,966)
                                      -------      --------     --------     --------
Units Outstanding (000's),
  end of year ....................     23,380        24,188       26,791       27,210     25,658
                                      =======      ========     ========     ========     ======
Net Assets (000's)(1) ............    $53,980      $ 55,625     $ 61,563     $ 62,172
                                      =======      ========     ========     ========
Expense Ratio(A)(1) ..............      0.90%(D)      0.90%(D)     0.90%        0.90%
                                      =======      ========     ========     ========
Investment Income Ratio(B)(1)           1.06%         0.98%        1.55%         5.3%
                                      =======      ========     ========     ========
Total Return(C)(1) ...............      0.40%         0.08%        0.57%        3.04%
                                      =======      ========     ========     ========

                                                  Investment Company All America Fund
                                                       Years Ended December 31,
SELECTED PER UNIT AND                 ----------------------------------------------------------
SUPPLEMENTARY DATA:                     2004          2003        2002         2001        2000
-------------------                   -------      --------     --------     --------     ------
Unit value, beginning of year ....   $   7.85      $   5.96     $   7.74    $   9.46      $10.05
                                     ========      ========     ========    ========      ======
Unit value, end of year ..........   $   8.42      $   7.85     $   5.96    $   7.74      $ 9.46
                                     ========      ========     ========    ========      ======
Units outstanding (000's),
  beginning of year (1) ..........     42,508        41,572       44,755      47,895
Units Issued (000's) (1) .........     22,655        17,434       19,155      21,460
Units Redeemed (000's) (1) .......    (25,265)      (16,498)     (22,338)    (24,600)
                                     --------      --------     --------    --------
Units Outstanding (000's),
  end of year ....................     39,898        42,508       41,572      44,755      47,895
                                     ========      ========     ========    ========      ======
Net Assets (000's)(1) ............   $335,998      $333,719     $247,576    $346,502
                                     ========      ========     ========    ========
Expense Ratio(A)(1) ..............      0.90%         0.90%        0.90%       0.90%
                                     ========      ========     ========    ========
Investment Income Ratio(B)(1) ....      1.21%         0.84%        0.83%        0.4%
                                     ========      ========     ========    ========
Total Return(C)(1) ...............      7.27%        31.82%      -23.08%     -18.12%
                                     ========      ========     ========    ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(D) For the period July 15, 2003 through October 14, 2004, the effective annual expense ratio was .70% due to an expense waiver that was in effect. See Note 3 for additional information.


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                Investment Company Equity Index Fund
                                                               ----------------------------------------------------------------
                                                                                     Years Ended December 31,
SELECTED PER UNIT AND                                          ----------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001       2000
--------------------                                           --------        -------       --------       --------     ------
Unit value, beginning of year ............................     $   2.62       $   2.06       $   2.67       $   3.07    $  3.41
                                                               ========       ========       ========       ========    =======
Unit value, end of year ..................................     $   2.88       $   2.62       $   2.06       $   2.67    $  3.07
                                                               ========       ========       ========       ========    =======
Units outstanding (000's),
beginning of year (1) ....................................      122,328        110,153        109,580        109,982
Units Issued (000's) (1) .................................      116,746        131,832        111,439        107,487
Units Redeemed (000's) (1) ...............................     (115,402)      (119,657)      (110,866)      (107,889)
                                                               --------       --------       --------       --------
Units Outstanding (000's),
end of year ..............................................      123,672        122,328        110,153        109,580    109,982
                                                               ========       ========       ========       ========    =======
Net Assets (000's) (1) ...................................     $355,954       $320,975       $227,294       $293,035
                                                               ========       ========       ========       ========
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                               ========       ========       ========       ========
Investment Income Ratio (B) (1) ..........................        1.84%          1.57%          1.58%           3.3%
                                                               ========       ========       ========       ========
Total Return (C) (1) .....................................        9.69%         27.16%        -22.84%        -12.97%
                                                               ========       ========       ========       ========


                                                                                         Investment Company
                                                                                     Mid-Cap Equity Index Fund
                                                               ----------------------------------------------------------------
                                                                                     Years Ended December 31,
SELECTED PER UNIT AND                                          ----------------------------------------------------------------
SUPPLEMENTARY DATA:                                              2004           2003          2002           2001       2000
--------------------                                           --------        -------       --------       --------     ------
Unit value, beginning of year ............................     $   1.41       $   1.05       $   1.25       $   1.28     $ 1.11
                                                               ========       ========       ========       ========     ======
Unit value, end of year ..................................     $   1.63       $   1.41       $   1.05       $   1.25     $ 1.28
                                                               ========       ========       ========       ========     ======
Units outstanding (000's),
  beginning of year (1) ..................................       91,187         64,271         49,342         37,752
Units Issued (000's) (1) .................................      112,429        134,122        180,415        125,401
Units Redeemed (000's) (1) ...............................      (89,955)      (107,206)      (165,486)      (113,811)
                                                               --------       --------       --------       --------
Units Outstanding (000's),
  end of year ............................................      113,661         91,187         64,271         49,342     37,752
                                                               ========       ========       ========       ========     ======
Net Assets (000's) (1) ...................................     $185,047       $128,837       $ 67,761       $ 61,894
                                                               ========       ========       ========       ========
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                               ========       ========       ========       ========
Investment Income Ratio (B) (1) ..........................        1.09%          1.02%          1.77%           2.8%
                                                               ========       ========       ========       ========
Total Return (C) (1) .....................................       15.23%         34.01%        -15.95%         -1.96%
                                                               ========       ========       ========       ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                    Investment Company Bond Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
--------------------                                            -------        -------       --------       --------     ------
Unit value, beginning of year .............................     $  3.99        $  3.78        $  3.57        $  3.31     $ 3.07
                                                                =======        =======        =======        =======     ======
Unit value, end of year ...................................     $  4.14        $  3.99        $  3.78        $  3.57     $ 3.31
                                                                =======        =======        =======        =======     ======
Units outstanding (000's),
  beginning of year (1) ...................................      22,484         22,509         20,932         13,899
Units Issued (000's) (1) ..................................      10,135         13,116         13,207         15,756
Units Redeemed (000's) (1) ................................      (9,505)       (13,141)       (11,630)        (8,723)
                                                                -------        -------        -------        -------
Units Outstanding (000's),
  end of year .............................................      23,114         22,484         22,509         20,932     13,899
                                                                =======        =======        =======        =======     ======
Net Assets (000's) (1) ....................................     $95,743        $89,822        $85,005        $74,711
                                                                =======        =======        =======        =======
Expense Ratio (A) (1) .....................................       0.90%          0.90%          0.90%          0.90%
                                                                =======        =======        =======        =======
Investment Income Ratio (B) (1) ...........................       4.51%          5.03%          8.97%          10.5%
                                                                =======        =======        =======        =======
Total Return (C) (1) ......................................       3.68%          5.78%          5.81%          7.77%
                                                                =======        =======        =======        =======


                                                                              Investment Company Short-Term Bond Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
--------------------                                            -------        -------       --------       --------     ------
Unit value, beginning of year .............................     $  1.53        $  1.52        $  1.46        $  1.37     $ 1.28
                                                                =======        =======        =======        =======     ======
Unit value, end of year ...................................     $  1.54        $  1.53        $  1.52        $  1.46     $ 1.37
                                                                =======        =======        =======        =======     ======
Units outstanding (000's),
  beginning of year (1) ...................................      12,497         12,521          7,825          4,649
Units Issued (000's) (1) ..................................       5,925         10,241         10,451          6,928
Units Redeemed (000's) (1) ................................      (5,588)       (10,265)        (5,755)        (3,752)
                                                                -------        -------        -------        -------
Units Outstanding (000's),
  end of year .............................................      12,834         12,497         12,521          7,825      4,649
                                                                =======        =======        =======        =======     ======
Net Assets (000's) (1) ....................................     $19,747        $19,102        $18,979        $11,394
                                                                =======        =======        =======        =======
Expense Ratio (A) (1) .....................................       0.90%          0.90%          0.90%          0.90%
                                                                =======        =======        =======        =======
Investment Income Ratio (B) (1) ...........................       2.51%          3.31%          3.49%           6.4%
                                                                =======        =======        =======        =======
Total Return (C) (1) ......................................       0.66%         0.84%           4.10%          6.49%
                                                                =======        =======        =======        =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                               Investment Company Mid-Term Bond Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
--------------------                                            -------        -------       --------       --------     ------
Unit value, beginning of year ............................      $  1.67        $  1.64        $  1.51        $  1.38     $1.32
                                                                =======        =======        =======        =======     =====
Unit value, end of year ..................................      $  1.69        $  1.67        $  1.64        $  1.51     $1.38
                                                                =======        =======        =======        =======     =====
Units outstanding (000's),
  beginning of year (1) ..................................       30,102         39,713         21,035          5,922
Units Issued (000's) (1) .................................       11,988         21,886         41,929         26,104
Units Redeemed (000's) (1) ...............................      (16,203)       (31,497)       (23,251)       (10,991)
                                                                -------        -------        -------        -------
Units Outstanding (000's),
  end of year ............................................       25,887         30,102         39,713         21,035     5,922
                                                                =======        =======        =======        =======     =====
Net Assets (000's) (1) ...................................      $43,729        $50,168        $64,981        $31,667
                                                                =======        =======        =======        =======
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                                =======        =======        =======        =======
Investment Income Ratio (B) (1) ..........................        3.11%          3.00%          4.19%           5.7%
                                                                =======        =======        =======        =======
Total Return (C) (1) .....................................        1.36%          1.85%          8.69%          9.46%
                                                                =======        =======        =======        =======

                                                                                Investment Company Composite Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................     $   5.23       $   4.46       $   4.87       $   5.52     $ 5.61
                                                               ========       ========       ========       ========     ======
Unit value, end of year ..................................     $   5.51       $   5.23       $   4.46       $   4.87     $ 5.52
                                                               ========       ========       ========       ========     ======
Units outstanding (000's),
  beginning of year (1) ..................................       43,988         45,392         50,607         54,447
Units Issued (000's) (1) .................................        4,927          5,455          5,327          5,576
Units Redeemed (000's) (1) ...............................       (7,603)        (6,859)       (10,542)        (9,416)
                                                               --------       --------       --------       --------
Units Outstanding (000's),
  end of year ............................................       41,312         43,988         45,392         50,607     54,447
                                                               ========       ========       ========       ========     ======
Net Assets (000's) (1) ...................................     $227,813       $230,137       $202,661       $246,469
                                                               ========       ========       ========       ========
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                               ========       ========       ========       ========
Investment Income Ratio (B) (1) ..........................        2.45%          2.60%          3.32%           3.7%
                                                               ========       ========       ========       ========
Total Return (C) (1) .....................................        5.40%         17.18%         -8.33%        -11.79%
                                                               ========       ========       ========       ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                           Investment Company Aggressive Equity Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
---------------------                                           -------        -------       --------       --------     ------
Unit value, beginning of Period/Year .....................     $   2.69       $   1.95       $   2.47       $   2.79     $ 2.85
                                                               ========       ========       ========       ========     ======
Unit value, end of Period/Year ...........................     $   2.81       $   2.69       $   1.95       $   2.47     $ 2.79
                                                               ========       ========       ========       ========     ======
Units outstanding (000's),
beginning of Period/Year (1) .............................       90,102         79,680         76,011         75,043
Units Issued (000's) (1) .................................       47,144         50,404         57,813         44,630
Units Redeemed (000's) (1) ...............................      (50,924)       (39,982)       (54,144)       (43,662)
                                                               --------       --------       --------       --------
Units Outstanding (000's),
end of Period/Year .......................................       86,322         90,102         79,680         76,011     75,043
                                                               ========       ========       ========       ========     ======
Net Assets (000's) (1) ...................................     $242,747       $242,533       $155,282       $187,929
                                                               ========       ========       ========       ========
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                               ========       ========       ========       ========
Investment Income Ratio (B) (1) ..........................           --             --             --           0.5%
                                                               ========       ========       ========       ========
Total Return (C) (1) .....................................        4.47%         38.12%        -21.18%        -11.43%
                                                               ========       ========       ========       ========


                                                                                Investment Company
                                                 -------------------------------------------------------------------------------
                                                      Conservative                    Moderate                   Aggressive
                                                    Allocation Fund               Allocation Fund             Allocation Fund
                                                 ----------------------       -----------------------       --------------------
                                                   Year         Period          Year          Period          Year       Period
                                                  Ended          Ended         Ended          Ended          Ended       Ended
                                                 December      December       December       December       December    December
SELECTED PER UNIT AND                               31,           31,            31,            31,            31,         31,
SUPPLEMENTARY DATA:                                2004          2003*          2004          2003*           2004       2003*
-------------------                              --------       -------        -------       --------       --------    --------
Unit value, beginning of Period/Year ........     $ 1.05       $ 1.05         $  1.11        $  1.05        $  1.19     $ 1.05
                                                  ======       ======         =======        =======        =======     ======
Unit value, end of Period/Year ..............     $ 1.09       $ 1.05         $  1.19        $  1.11        $  1.29     $ 1.19
                                                  ======       ======         =======        =======        =======     ======
Units outstanding (000's),
beginning of Period/Year (1) ................      2,009           --           9,849             --          6,511         --
Units Issued (000's) (1) ....................      9,554        3,737          41,380         13,383         20,170      9,770
Units Redeemed (000's) (1) ..................     (5,755)      (1,728)        (27,739)        (3,534)       (11,117)    (3,259)
                                                  ------       ------         -------        -------        -------     ------
Units Outstanding (000's),
end of Period/Year ..........................      5,808        2,009          23,490          9,849         15,564      6,511
                                                  ======       ======         =======        =======        =======     ======
Net Assets (000's) (1) ......................     $6,311       $2,104         $28,005        $10,943        $20,100     $7,722
                                                  ======       ======         =======        =======        =======     ======
Expense Ratio (A) (1) .......................      0.90%        0.90%           0.90%          0.90%          0.90%      0.90%
                                                  ======       ======         =======        =======        =======     ======
Investment Income Ratio (B) (1) .............      4.58%        7.90%(D)        3.84%          8.47%(D)       2.95%      6.02%(D)
                                                  ======       ======         =======        =======        =======     ======
Total Return (C) (1) ........................      3.75%        4.73%(E)        7.30%         11.11%(E)       8.89%     18.61%(E)
                                                  ======       ======         =======        =======        =======     ======

----------
*     For the period May 20, 2003  (Commencement  of Operations) to December 31,
      2003.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(D)   Annualized for periods less than one year.

(E)   Not annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                           Scudder Bond Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................      $ 16.22        $ 15.58        $ 14.60        $ 13.94     $12.73
                                                                =======        =======        =======        =======     ======
Unit value, end of year ..................................      $ 16.94        $ 16.22        $ 15.58        $ 14.60     $13.94
                                                                =======        =======        =======        =======     ======
Units outstanding (000's),
  beginning of year (1) ..................................        2,539          2,660          2,500          1,630
Units Issued (000's) (1) .................................        1,124          1,046          1,517          2,625
Units Redeemed (000's) (1) ...............................       (1,029)        (1,167)        (1,357)        (1,755)
                                                                -------        -------        -------        -------
Units Outstanding (000's),
  end of year ............................................        2,634          2,539          2,660          2,500      1,630
                                                                =======        =======        =======        =======     ======
Net Assets (000's) (1) ...................................      $44,626        $41,192        $41,440        $36,515
                                                                =======        =======        =======        =======
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                                =======        =======        =======        =======
Investment Income Ratio (B) (1) ..........................        3.74%          4.10%          5.53%           4.2%
                                                                =======        =======        =======        =======
Total Return (C) (1) .....................................        4.43%          4.11%          6.68%          4.79%
                                                                =======        =======        =======        =======


                                                                                    Scudder Capital Growth Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................     $  30.30       $  24.10       $  34.34       $  42.97     $48.17
                                                               ========       ========       ========       ========     ======
Unit value, end of year ..................................     $  32.43       $  30.30       $  24.10       $  34.34     $42.97
                                                               ========       ========       ========       ========     ======
Units outstanding (000's),
beginning of year (1) ....................................       10,133          9,954         10,896         11,501
Units Issued (000's) (1) .................................        1,667          3,244          4,909          3,964
Units Redeemed (000's) (1) ...............................       (2,419)        (3,065)        (5,851)        (4,569)
                                                               --------        -------        -------        -------
Units Outstanding (000's),
end of year ..............................................        9,381         10,133          9,954         10,896     11,501
                                                               ========       ========       ========       ========     ======
Net Assets (000's) (1) ...................................     $304,222       $307,089       $239,897       $374,176
                                                               ========       ========       ========       ========
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                               ========       ========       ========       ========
Investment Income Ratio (B) (1) ..........................        0.55%          0.42%          0.34%          13.1%
                                                               ========       ========       ========       ========
Total Return (C) (1) .....................................        7.02%         25.75%        -29.82%        -20.08%
                                                               ========       ========       ========       ========


----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                     Scudder International Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................     $  14.05        $ 11.10        $ 13.72       $  20.02     $25.83
                                                               ========        =======        =======       ========     ======
Unit value, end of year ..................................     $  16.23        $ 14.05        $ 11.10       $  13.72     $20.02
                                                               ========        =======        =======       ========     ======
Units outstanding (000's),
  beginning of year (1) ..................................        7,014          7,089          7,619          8,335
Units Issued (000's) (1) .................................        1,731          3,476         87,282        179,759
Units Redeemed (000's) (1) ...............................       (1,610)        (3,551)       (87,812)      (180,475)
                                                               --------        -------        -------       --------
Units Outstanding (000's),
  end of year ............................................        7,135          7,014          7,089          7,619      8,335
                                                               ========        =======        =======       ========     ======
Net Assets (000's)(1) ....................................     $115,763        $98,539        $78,669       $104,518
                                                               ========        =======        =======       ========
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                               ========        =======        =======       ========
Investment Income Ratio (B) (1) ..........................        1.29%          0.76%          0.80%          20.2%
                                                               ========        =======        =======       ========
Total Return (C) (1) .....................................       15.48%         26.60%        -19.10%        -31.48%
                                                               ========        =======        =======       ========


                                                                                          American Century
                                                                ---------------------------------------------------------------
                                                                                    VP Capital Appreciation Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................      $ 12.59        $ 10.52        $ 13.44        $ 18.82     $17.40
                                                                =======        =======        =======        =======     ======
Unit value, end of year ..................................      $ 13.46        $ 12.59        $ 10.52        $ 13.44     $18.82
                                                                =======        =======        =======        =======     ======
Units outstanding (000's),
  beginning of year (1) ..................................        5,419          5,416          6,086          7,184
Units Issued (000's) (1) .................................        1,886          2,198          2,635          8,755
Units Redeemed (000's) (1) ...............................       (2,474)        (2,195)        (3,305)        (9,853)
                                                                -------        -------        -------        -------
Units Outstanding (000's),
  end of year ............................................        4,831          5,419          5,416          6,086      7,184
                                                                =======        =======        =======        =======     ======
Net Assets (000's)(1) ....................................      $65,033        $68,250        $56,984        $81,796
                                                                =======        =======        =======        =======
Expense Ratio (A) (1) ....................................        0.65%          0.65%          0.65%          0.70%
                                                                =======        =======        =======        =======
Investment Income Ratio (B) (1) ..........................           --             --             --          38.0%
                                                                =======        =======        =======        =======
Total Return (C) (1) .....................................        6.88%         19.69%        -21.71%        -28.57%
                                                                =======        =======        =======        =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                    Calvert Social Balanced Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................      $  3.07        $  2.59        $  2.98        $  3.23     $ 3.37
                                                                =======        =======        =======        =======     ======
Unit value, end of year ..................................      $  3.29        $  3.07        $  2.59        $  2.98     $ 3.23
                                                                =======        =======        =======        =======     ======
Units outstanding (000's),
  beginning of year (1) ..................................       19,878         17,942         17,463         17,238
Units Issued (000's) (1) .................................        5,036          5,049          4,482          4,112
Units Redeemed (000's) (1) ...............................       (3,438)        (3,113)        (4,003)        (3,887)
                                                                -------        -------        -------        -------
Units Outstanding (000's),
  end of year ............................................       21,476         19,878         17,942         17,463     17,238
                                                                =======        =======        =======        =======     ======
Net Assets (000's) (1) ...................................      $70,690        $60,988        $46,555        $52,045
                                                                =======        =======        =======        =======
Expense Ratio (A) (1) ....................................        0.90%          0.90%          0.90%          0.90%
                                                                =======        =======        =======        =======
Investment Income Ratio (B) (1) ..........................        1.78%          2.05%          2.80%           5.6%
                                                                =======        =======        =======        =======
Total Return (C) (1) .....................................        7.28%         18.25%        -12.94%         -7.78%
                                                                =======        =======        =======        =======


                                                                                    Fidelity VIP Equity-Income Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................     $  34.76       $  26.89       $  32.63       $  34.61     $32.21
                                                               ========       ========       ========       ========     ======
Unit value, end of year ..................................     $  38.46       $  34.76       $  26.89       $  32.63     $34.61
                                                               ========       ========       ========       ========     ======
Units outstanding (000's),
  beginning of year (1) ..................................        5,113          4,437          4,275          3,753
Units Issued (000's) (1) .................................        1,886          2,757          2,817          1,997
Units Redeemed (000's) (1) ...............................       (1,442)        (2,081)        (2,655)        (1,475)
                                                               --------       --------       --------       --------
Units Outstanding (000's),
  end of year ............................................        5,557          5,113          4,437          4,275      3,753
                                                               ========       ========       ========       ========     ======
Net Assets (000's) (1) ...................................     $213,695       $177,743       $119,296       $139,507
                                                               ========       ========       ========       ========
Expense Ratio (A) (1) ....................................        0.80%          0.80%          0.80%          0.80%
                                                               ========       ========       ========       ========
Investment Income Ratio (B) (1) ..........................        1.48%          1.68%          3.97%           6.4%
                                                               ========       ========       ========       ========
Total Return (C) (1) .....................................       10.64%         29.29%        -17.61%         -5.72%
                                                               ========       ========       ========       ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                             Fidelity
                                                                ---------------------------------------------------------------
                                                                                        VIP II Contra Fund
                                                                ---------------------------------------------------------------
                                                                                      Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................      $ 29.66        $ 23.27       $  25.88       $  29.73     $32.13
                                                                =======        =======       ========       ========     ======
Unit value, end of year ..................................      $ 33.97        $ 29.66       $  23.27       $  25.88     $29.73
                                                                =======        =======       ========       ========     ======
Units outstanding (000's),
beginning of year (1) ....................................        9,496          8,844          8,695          8,742
Units Issued (000's) (1) .................................        6,111          8,143          5,251          1,796
Units Redeemed (000's) (1) ...............................       (4,636)        (7,491)        (5,102)        (1,843)
                                                                -------        -------       --------       --------
Units Outstanding (000's),
end of year ..............................................       10,971          9,496          8,844          8,695      8,742
                                                                =======        =======        =======       ========     ======
Net Assets (000's) (1) ...................................      $72,753        $81,628       $205,825       $225,031
                                                                =======        =======       ========       ========
Expense Ratio (A) (1) ....................................        0.80%          0.80%          0.80%          0.80%
                                                                =======        =======       ========       ========
Investment Income Ratio (B) (1) ..........................        0.32%          0.44%          0.82%           3.7%
                                                                =======        =======       ========       ========
Total Return (C) (1) .....................................       14.55%         27.44%         10.07%        -12.95%
                                                                =======        =======       ========       ========


                                                                                             Fidelity
                                                                ---------------------------------------------------------------
                                                                                      VIP II Asset Manager Fund
                                                                ---------------------------------------------------------------
                                                                                       Years Ended December 31,
SELECTED PER UNIT AND                                           ---------------------------------------------------------------
SUPPLEMENTARY DATA:                                               2004           2003          2002           2001        2000
-------------------                                             -------        -------       --------       --------     ------
Unit value, beginning of year ............................      $ 25.34        $ 21.65        $ 23.91        $ 25.14     $26.40
                                                                =======        =======        =======        =======     ======
Unit value, end of year ..................................      $ 26.51        $ 25.34        $ 21.65        $ 23.91     $25.14
                                                                =======        =======        =======        =======     ======
Units outstanding (000's),
beginning of year (1) ....................................        2,739          2,288          2,114          1,908
Units Issued (000's) (1) .................................          709          1,061            774            610
Units Redeemed (000's) (1) ...............................         (608)          (610)          (600)          (404)
Units Outstanding (000's),
end of year ..............................................        2,840          2,739          2,288          2,114      1,908
                                                                =======        =======        =======        =======     ======
Net Assets (000's) (1) ...................................      $75,306        $69,412        $49,537        $50,556
                                                                =======        =======        =======        =======
Expense Ratio (A) (1) ....................................        0.80%          0.80%          0.80%          0.80%
                                                                =======        =======        =======        =======
Investment Income Ratio (B) (1) ..........................        2.62%          3.27%          3.80%           5.6%
                                                                =======        =======        =======        =======
Total Return (C) (1) .....................................        4.63%         17.03%         -9.46%         -4.86%
                                                                =======        =======        =======        =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participants through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. Separate Account No. 2 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); and the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity").

      The Investment Company Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 2 as investment alternatives on May 20, 2003.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Company, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 is treated as a part of the Company and not taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2004 are as follows:

                                                         Number of   Net Asset
                                                          Shares       Value
                                                         ---------   ---------
Investment Company Funds:
   Money Market Fund ..............................      45,499,022     $ 1.19
   All America Fund ...............................     164,113,426       2.05
   Equity Index Fund ..............................     167,825,801       2.12
   Mid-Cap Equity Index Fund ......................     126,340,092       1.46
   Bond Fund ......................................      74,132,186       1.29
   Short-Term Bond Fund ...........................      19,312,508       1.02
   Mid-Term Bond Fund .............................      46,277,599       0.94
   Composite Fund .................................     156,110,787       1.46
   Aggressive Equity Fund .........................     138,250,511       1.76
   Conservative Allocation Fund ...................       6,185,332       1.02
   Moderate Allocation Fund .......................      25,276,943       1.11
   Aggressive Allocation Fund .....................      16,555,878       1.21
Scudder Portfolios:
   Bond Portfolio .................................       6,260,191       7.13
   Capital Growth Portfolio -- Class "A" ..........      19,413,237      15.67
   International Portfolio -- Class "A" ...........      12,184,792       9.50
American Century VP Capital Appreciation Fund .....       8,488,132       7.66
Calvert Social Balanced Portfolio .................      37,765,028       1.87
Fidelity Portfolios:
   Equity-Income -- "Initial" Class ...............       8,423,679      25.37
   Contrafund -- "Initial" Class ..................      14,003,424      26.62
   Asset Manager -- "Initial" Class ...............       5,070,897      14.85

3.   EXPENSES

     Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .15% and, each Fidelity fund, for which the annual rate is .30%.

     In addition, a deduction of $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

     Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

     Expense Risk Charge -- For assuming expense risks under the Contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

     From July 15, 2003 through October 14, 2004, the Investment Company Money Market Fund's annual expenses were waived to the extent required to prevent the total investment returns, net of separate account expenses, from producing a negative result. During the period of the waiver, the Investment Company Money Market Fund's expenses were reduced at an annual rate of 0.20%.

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             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of Mutual of America Separate Account No. 2:

      We have audited the accompanying statements of assets and liabilities of Mutual of America Separate Account No. 2 (comprised of the sub-accounts listed in note 1 and collectively referred to as "the Separate Account") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 20, 2002.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts included in the Mutual of America Separate Account No. 2 as of December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

New York, New York
February 28, 2005

                                                MUTUAL OF AMERICA
                                                LIFE INSURANCE COMPANY


                                                320 PARK AVENUE
                                                NEW YORK, NY 10022-6839
                                                212-224-1600

                                                www.mutualofamerica.com